              GENERAL AMERICAN LIFE INSURANCE COMPANY
                       PROSPECTUS SUPPLEMENT
                      DATED DECEMBER 28, 1999

          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
               FORM NUMBERS GMK99083-10, GMK99083-11


These pages supplement General American Life Insurance Company's prospectus dated May 1, 1999 for the Flexible Premium Variable Life Insurance Policy. Please review this supplement and keep it with your prospectus and other important papers related to your policy. Please contact your Agent / Registered Representative if you have any questions regarding this information.

THE RUSSELL INSURANCE FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 1, 2000. AS A RESULT, POLICIES ISSUED ON OR AFTER JANUARY 1, 2000 CANNOT ALLOCATE PREMIUMS TO THE RUSSELL INSURANCE FUNDS. THE FOLLOWING PAGES REPLACE AND SUPPLEMENT PORTIONS OF THE PROSPECTUS TO REFLECT THIS CHANGE. POLICIES WITH AN EFFECTIVE DATE PRIOR TO JANUARY 1, 2000 WILL CONTINUE TO HAVE ACCESS TO THE RUSSELL INSURANCE FUNDS AND CAN CONTINUE TO ALLOCATE PREMIUMS INTO AND OUT OF THE RUSSELL INSURANCE FUNDS. THIS SUPPLEMENT DOES NOT CHANGE THE OTHER FUNDS THAT ARE AVAILABLE UNDER YOUR POLICY.

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THE FOLLOWING INFORMATION REPLACES THE SECTION TITLED "THE SEPARATE
ACCOUNT" IN THE SUMMARY SECTION OF YOUR PROSPECTUS.
=======================================================================

THE SEPARATE ACCOUNT. The separate account consists of divisions, which represent different types of investments. Each division may either make money or lose money. Therefore if you invest in a division of the separate account, you may either make money or lose money, depending on the investment experience of that division. There is no guaranteed rate of return in the separate account.

The divisions of the separate account represent investment funds run by various investment companies. The investment companies hire advisers to operate or advise on the day-to-day operation of the funds. The following list shows the investment companies whose funds are available under the policy, along with the managers or advisers and the divisions that they oversee.

NOTE: THE RUSSELL INSURANCE FUNDS ARE ONLY AVAILABLE ON POLICIES WITH AN ISSUE DATE PRIOR TO JANUARY 1, 2000.


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
INVESTMENT COMPANY                                 INVESTMENT MANAGER/ADVISER
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
General American Capital Company             Conning Asset Management Company
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Russell Insurance Funds                      Frank Russell Investment Management Company
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American Century Variable Portfolios         American Century Investment Management, Inc.
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J.P. Morgan Series Trust II                  J.P. Morgan Investment Management, Inc.
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Fidelity Investments Variable Insurance
Products Fund                                Fidelity Management & Research Company
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Fidelity Investments Variable Insurance
Products Fund II                             Fidelity Management & Research Company
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Van Eck Worldwide Insurance Trust            Van Eck Associates Corporation
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

These investment funds have different investment goals and strategies, which we have summarized in the following table. You should review the prospectus of each fund, or seek professional guidance in determining which fund(s) best meet your objectives.


                                1

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

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
       INVESTMENT              FUND                 INVESTMENT                                   OBJECTIVE
       ----------              ----                 ----------                                   ---------
        MANAGER                NAME                    TYPE
        -------                ----                    ----
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
        Conning
    Asset Management
        Company         S&P 500 Index Fund       Growth & Income           To achieve a rate of return that parallels the return of
                                                                           the stock market as a whole, as represented by the
                                                                           Standard and Poor's 500 Stock Index.
------------------------------------------------------------------------------------------------------------------------------------
        Conning
    Asset Management
        Company         Money Market Fund          Money Market            To obtain the highest level of current income consistent
                                                                           with the preservation of capital and maintenance of
                                                                           liquidity.
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        Conning
    Asset Management
        Company          Bond Index Fund         Corporate Bonds           To provide a rate of return that reflects the
                                                                           performance of the bond market as a whole, as measured
                                                                           by the Lehman Brothers Government/Corporate Bond Index.
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        Conning
    Asset Management
        Company       Asset Allocation Fund          Balanced              To obtain a high rate of long-term return composed of
                                                                           capital growth and income.
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        Conning
    Asset Management
        Company        Managed Equity Fund            Growth               To obtain long-term capital growth through investment in
                                                                           common stocks.
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        Conning
    Asset Management
        Company      International Index Fund        Growth:
                                               International Stock         To obtain investment results that parallel the price and
                                                                           yield performance of publicly traded common stocks in
                                                                           the Morgan Stanley Capital International, Europe,
                                                                           Australia, and Far East Index ("EAFE Index").
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        Conning
    Asset Management
        Company        Mid-Cap Equity Fund            Growth               To obtain long-term capital appreciation through
                                                                           investment primarily in common stocks of U.S.-based,
                                                                           publicly traded companies with medium market
                                                                           capitalization, defined as within the range of the S&P
                                                                           Mid-Cap 400 at the time of the Fund's investment.
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        Conning
    Asset Management
        Company       Small-Cap Equity Fund     Aggressive Growth          To provide a high rate of return through investment in
                                                                           the common stock of small companies, making up, at one
                                                                           time, the smallest 20% of U.S.-based companies on the
                                                                           New York Stock Exchange.
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  Fidelity Management
   & Research Company    Growth Portfolio             Growth               To seek capital appreciation, normally through purchases
                                                                           of common stocks, although its investments are not
                                                                           restricted to any one type of security.
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  Fidelity Management
   & Research Company     Equity-Income
                            Portfolio            Growth & Income           To seek reasonable income by investing primarily in
                                                                           income-producing equity securities.
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  Fidelity Management
   & Research Company   Overseas Portfolio           Growth:
                                               International Stock         To seek long-term growth of capital primarily through
                                                                           investment in foreign securities.
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  Fidelity Management
   & Research Company     Asset Manager
                            Portfolio                Balanced              To seek a high total return with reduced risk over the
                                                                           long-term by allocating its assets among domestic and
                                                                           foreign stocks, bonds, and short-term fixed income
                                                                           instruments.
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                                2

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       INVESTMENT              FUND                 INVESTMENT                                   OBJECTIVE
       ----------              ----                 ----------                                   ---------
        MANAGER                NAME                    TYPE
        -------                ----                    ----
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
  Fidelity Management
   & Research Company      High Income
                            Portfolio            High Yield Bond           To seek a high level of current income by investing
                                                                           primarily in high yielding, lower-rated, fixed income
                                                                           securities, while also considering growth of capital.
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   Van Eck Associates
      Corporation         Worldwide Hard
                           Assets Fund          Aggressive Growth:
                                                    Specialty              To seek long-term capital appreciation by investing in
                                                                           equity and debt securities of companies engaged in the
                                                                           exploration, development, production, and distribution
                                                                           of gold and other natural resources such as strategic
                                                                           and other metals, minerals, forest products, oil,
                                                                           natural gas, and coal.
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   Van Eck Associates
      Corporation       Worldwide Emerging
                           Markets Fund         Aggressive Growth:
                                               International Stock         To obtain long-term capital appreciation by investing in
                                                                           equity securities in emerging markets around the world.
                                                                           The Fund emphasizes primarily investment in countries
                                                                           that, compared to the world's major economies, exhibit
                                                                           relatively low gross national product per capita, as
                                                                           well as the potential for rapid economic growth.
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     Frank Russell
 Investment Management
        Company
   [ONLY AVAILABLE ON
    POLICIES ISSUED
   BEFORE 1/1/2000.]       Multi-Style
                           Equity Fund           Growth & Income           To obtain income and capital growth by investing
                                                                           principally in equity securities.
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     Frank Russell
 Investment Management
        Company
   [ONLY AVAILABLE ON
    POLICIES ISSUED
   BEFORE 1/1/2000.]    Aggressive Equity
                               Fund             Aggressive Growth          To provide capital appreciation by assuming a higher
                                                                           level of volatility than is ordinarily expected from the
                                                                           Multi-Style Equity Fund, by investing in equity
                                                                           securities.
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     Frank Russell
 Investment Management
        Company
   [ONLY AVAILABLE ON
    POLICIES ISSUED
   BEFORE 1/1/2000.]      Non-U.S. Fund              Growth:
                                               International Stocks
                                                    and Bonds              To achieve favorable total return and additional
                                                                           diversification for United States investors by investing
                                                                           primarily in equity and debt securities of non-United
                                                                           States companies and non-United States governments.
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     Frank Russell
 Investment Management
        Company
   [ONLY AVAILABLE ON
    POLICIES ISSUED
   BEFORE 1/1/2000.]      Core Bond Fund         Growth & Income           To maximize total return through capital appreciation
                                                                           and income by assuming a level of volatility consistent
                                                                           with the broad fixed-income market, by investing in
                                                                           fixed-income securities.
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      J.P. Morgan
 Investment Management,
          Inc.            Bond Portfolio         Growth & Income           To provide a high total return consistent with moderate
                                                                           risk of capital and maintenance of liquidity.
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                                3

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       INVESTMENT              FUND                 INVESTMENT                                   OBJECTIVE
       ----------              ----                 ----------                                   ---------
        MANAGER                NAME                    TYPE
        -------                ----                    ----
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
      J.P. Morgan
 Investment Management,
          Inc.            Small Company
                            Portfolio           Aggressive Growth          To provide high total return from a portfolio of equity
                                                                           securities of small companies.  The Fund invests at
                                                                           least 65% of the value of its total assets in the common
                                                                           stock of small U.S. companies primarily with market
                                                                           capitalizations less than $1 billion.
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    American Century
 Investment Management,
          Inc.           Income & Growth
                               Fund              Growth & Income           To attain long-term growth of capital as well as current
                                                                           income.  The Fund pursues a total return and dividend
                                                                           yield that exceeds those of the S&P 500 by investing in
                                                                           stocks of companies with strong dividend growth
                                                                           potential.
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    American Century
 Investment Management,
          Inc.          International Fund      Aggressive Growth:
                                               International Stock         To obtain capital growth over time by investing in
                                                                           common stocks of foreign companies considered to have
                                                                           better-than-average prospects for appreciation.  Because
                                                                           this Fund invests in foreign securities, a higher degree
                                                                           of short-term price volatility, or risk, is expected due
                                                                           to factors such as currency fluctuation and political
                                                                           instability.
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    American Century
 Investment Management,
          Inc.              Value Fund                Growth               To attain long-term capital growth, with income as a
                                                                           secondary objective.  The Fund invests primarily in
                                                                           equity securities of well-established companies that are
                                                                           believed by management to be undervalued at the time of
                                                                           purchase.
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

You may change the investments that you want to use for your future premiums by notifying our Home Office. You may transfer your cash value among the various investment funds, and you may withdraw money, but there are certain rules. We don't charge you a transaction fee for the first twelve transfers or withdrawals in a policy year, but we charge a $25 fee for each transfer or withdrawal after the first twelve. (A policy year is measured beginning on the anniversary of the date that the policy was issued, and ending on the day before the next anniversary.)

We have the right to change or eliminate transfers in the future, although we don't currently intend to do so.

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THE FOLLOWING INFORMATION REPLACES THE TABLE TITLED "ANNUAL FUND
OPERATING EXPENSES" IN THE SUMMARY SECTION OF YOUR PROSPECTUS.
=======================================================================

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                                   ANNUAL FUND OPERATING EXPENSES <F1>
                                  As a Percentage of Average Net Assets
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
                                                  INVESTMENT
                                                  ADVISORY /
                                                  MANAGEMENT
           FUND                                       FEE               OTHER EXPENSES        TOTAL
------------------------------------------------------------------------------------------------------------
                                    GENERAL AMERICAN CAPITAL COMPANY
------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                                   .25%                    .05%              .30%
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                                4

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
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Money Market Fund                                    .125%                   .08%              .205%
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Bond Index Fund                                      .25%                    .05%              .30%
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Managed Equity Fund                                  .40% <F2>               .10%              .50%
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Asset Allocation Fund                                .50%                    .10%              .60%
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International Index Fund                             .50% <F3>               .30%              .80%
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Mid-Cap Equity Fund                                  .55% <F4>               .10%              .65%
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Small-Cap Equity Fund                                .25%                    .05%              .30%
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
                                         RUSSELL INSURANCE FUNDS
            (Amounts shown are after fee waivers and expense reimbursements described below.)
   THE RUSSELL INSURANCE FUNDS ARE AVAILABLE ONLY ON POLICIES WITH AN ISSUE DATE PRIOR TO JANUARY 1, 2000.
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
Multi-Style Equity Fund                              .09% <F5>               .83%              .92% <F5>
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Aggressive Equity Fund                               .00% <F6>              1.25%             1.25% <F6>
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Non-U.S. Fund                                        .00% <F7>              1.30%             1.30% <F7>
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Core Bond Fund                                       .00% <F8>               .80%              .80% <F8>
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
                                  AMERICAN CENTURY VARIABLE PORTFOLIOS
------------------------------------------------------------------------------------------------------------
Income & Growth Fund                                 .70%                    .00%              .70%
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International Fund                                  1.50%                    .00%             1.50%
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Value Fund                                          1.00%                    .00%             1.00%
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
                                       J.P. MORGAN SERIES TRUST II
------------------------------------------------------------------------------------------------------------
Bond Portfolio                                       .30%                    .45%              .75%
------------------------------------------------------------------------------------------------------------
Small Company Portfolio                              .60%                    .55%             1.15%
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
                                    VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio                              .50%                    .08%              .58%
------------------------------------------------------------------------------------------------------------
Growth Portfolio                                     .60%                    .09%              .69%
------------------------------------------------------------------------------------------------------------
Overseas Portfolio                                   .75%                    .17%              .92%
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High Income Portfolio                                .59%                    .12%              .71%
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
                                   VARIABLE INSURANCE PRODUCTS FUND II
------------------------------------------------------------------------------------------------------------
Asset Manager                                        .55%                    .10%              .65%
------------------------------------------------------------------------------------------------------------
                                    VAN ECK WORLDWIDE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------
Worldwide Hard Assets Fund                          1.00%                    .00%             1.00%
------------------------------------------------------------------------------------------------------------
Worldwide Emerging Markets Fund                     1.50%                    .00%             1.50%
------------------------------------------------------------------------------------------------------------

<F1>  The Fund expenses shown above are collected from the underlying
Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Cash Value. These underlying Fund Expenses are taken into consideration in computing each Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Fund. The information relating to the Fund expenses was provided by the Fund and was not independently verified by General American. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.

<F2>  The fees charged by the Managed Equity Fund are stated as a series of annual percentages of the average daily value of the net assets of the Fund. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: First $10 million, 0.40%; Next $20 million, 0.30%; Balance over $30 million, 0.25%.

<F3>  The fees charged by the International Index Fund are stated as a series of annual percentages of the average daily value of the net assets of the Funds. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: First $10 million, 0.50%; Next $20 million, 0.40%; Balance over $20 million, 0.30%.

<F4>  The fees charged by the Mid-Cap Equity Fund are stated as a series of annual percentages of the average daily value of the net assets of the Funds. The percentages decrease with respect to assets of the Fund


                                5

above certain amounts, as follows: First $10 million, 0.55%; Next $10 million, 0.45%; Balance over $20 million, 0.40%.

<F5>  The Manager has voluntarily agreed to waive a portion of its 0.78%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.92% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 0.92% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 1999, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.78%, and total Fund expenses would have been 1.61% of average daily net assets.

<F6>  The Manager has voluntarily agreed to waive a portion of its 0.95%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.25% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.25% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 1999, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.95%, other expenses would have been 1.27%, and total Fund expenses would have been 2.22% of average daily net assets.

<F7>  The Manager has voluntarily agreed to waive a portion of its 0.95%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.30% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 1.30% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 1999, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.95%, other expenses would have been 2.70%, and total Fund expenses would have been 3.65% of average daily net assets.

<F8>  The Manager has voluntarily agreed to waive a portion of its 0.60%
management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.80% of the Fund's average daily net assets on an annual basis, and to reimburse the Fund for all remaining expenses after fee waivers which exceed 0.80% of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for 1999, but may be revised or eliminated at any time thereafter without notice to shareholders. Absent the waiver, the management fee would have been 0.60%, other expenses would have been 1.70%, and total Fund expenses would have been 2.30% of average daily net assets.


                                6